     1997 ANNUAL REPORTS




                                                       PACIFIC INNOVATIONS TRUST

                                                           SEPARATE ACCOUNT B OF
                                                  PACIFIC LIFE INSURANCE COMPANY




                                     [LOGO]
                                  PACIFIC LIFE
                         Pacific Life Insurance Company
             is the issuer of Pacific Innovations variable annuity

                                ----------------
                                Not FDIC Insured
                                ----------------

                               SEPARATE ACCOUNT B
                       OF PACIFIC LIFE INSURANCE COMPANY

                               1997 ANNUAL REPORT

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of the Pacific Life's Separate Account B (comprised of the Money Market, Managed Bond, Capital Income, Blue Chip, Mid-Cap Equity, Aggressive Growth and International Variable Accounts) as of December 31, 1997 and the related statement of operations and statement of changes in net assets for the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Life's Separate Account B as of December 31, 1997 and the results of their operations and the changes in their net assets for the period then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 1998

SEPARATE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                    MONEY         MANAGED        CAPITAL         BLUE
                                                                    MARKET         BOND          INCOME          CHIP
                                                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                                                   ACCOUNT        ACCOUNT        ACCOUNT        ACCOUNT
                                                                   -------        -------        -------        -------
ASSETS
Investments:
  Money Market Fund (1,487,250 shares; cost $1,487,250) ......    $ 1,487,250
  Managed Bond Fund (633,703 shares; cost $6,401,108) ........                   $ 6,432,081
  Capital Income Fund (1,079,141 shares; cost $12,130,005) ...                                  $11,935,299
  Blue Chip Fund (1,122,656 shares; cost $13,112,211) ........                                                 $13,741,310
  Mid-Cap Equity Fund (376,386 shares; cost $4,476,390) ......
  Aggressive Growth Fund (329,098 shares; cost $3,731,685) ...
  International Fund (408,386 shares; cost $4,358,502) .......
Receivables:
  Due from Pacific Life Insurance Company ....................                        18,904         15,769         11,336
  Fund shares redeemed .......................................            187
                                                                  -----------    -----------    -----------    -----------
Total Assets .................................................      1,487,437      6,450,985     11,951,068     13,752,646
                                                                  -----------    -----------    -----------    -----------
LIABILITIES
Payables:
  Due to Pacific Life Insurance Company ......................            187
  Fund shares purchased ......................................                        18,904         15,769         11,336
  Other Liabilities ..........................................            134            361            655            729
                                                                  -----------    -----------    -----------    -----------
Total Liabilities ............................................            321         19,265         16,424         12,065
                                                                  -----------    -----------    -----------    -----------
NET ASSETS ...................................................    $ 1,487,116    $ 6,431,720    $11,934,644    $13,740,581
                                                                  ===========    ===========    ===========    ===========

                                                                     MID-CAP       AGGRESSIVE      INTER-
                                                                      EQUITY       GROWTH          NATIONAL
                                                                     VARIABLE      VARIABLE        VARIABLE
                                                                     ACCOUNT       ACCOUNT         ACCOUNT
                                                                     -------       -------         -------
ASSETS
Investments:
  Money Market Fund (1,487,250 shares; cost $1,487,250) ......
  Managed Bond Fund (633,703 shares; cost $6,401,108) ........
  Capital Income Fund (1,079,141 shares; cost $12,130,005) ...
  Blue Chip Fund (1,122,656 shares; cost $13,112,211) ........
  Mid-Cap Equity Fund (376,386 shares; cost $4,476,390) ......      $ 4,761,282
  Aggressive Growth Fund (329,098 shares; cost $3,731,685) ...                     $ 3,524,640
  International Fund (408,386 shares; cost $4,358,502) .......                                    $ 3,994,016
Receivables:
  Due from Pacific Life Insurance Company ....................            9,585         10,761         16,676
  Fund shares redeemed .......................................
                                                                    -----------    -----------    -----------
Total Assets .................................................        4,770,867      3,535,401      4,010,692
                                                                    -----------    -----------    -----------
LIABILITIES
Payables:
  Due to Pacific Life Insurance Company ......................
  Fund shares purchased ......................................            9,585         10,761         16,676
  Other Liabilities ..........................................              272            186            207
                                                                    -----------    -----------    -----------
Total Liabilities ............................................            9,857         10,947         16,883
                                                                    -----------    -----------    -----------
NET ASSETS ...................................................      $ 4,761,010    $ 3,524,454    $ 3,993,809
                                                                    ===========    ===========    ===========

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                     MONEY        MANAGED       CAPITAL         BLUE
                                                                     MARKET        BOND         INCOME          CHIP
                                                                    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                                                    ACCOUNT       ACCOUNT       ACCOUNT       ACCOUNT
                                                                    -------       -------       -------       -------
INVESTMENT INCOME
  Dividends ...................................................    $  30,733     $ 123,655     $ 412,034     $  93,096
EXPENSES
  Mortality and expense risk fee and administrative fee .......        8,457        26,019        52,882        59,700
                                                                   ---------     ---------     ---------     ---------
Net Investment Income .........................................       22,276        97,636       359,152        33,396
                                                                   ---------     ---------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized loss from security transactions ................                        (92)         (458)          (68)
  Net unrealized appreciation (depreciation) on investments ...                     30,973      (194,706)      629,099
                                                                   ---------     ---------     ---------     ---------
Net Realized And Unrealized Gain (Loss) On Investments ........                     30,881      (195,164)      629,031
                                                                   ---------     ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................    $  22,276     $ 128,517     $ 163,988     $ 662,427
                                                                   =========     =========     =========     =========

                                                                       MID-CAP      AGGRESSIVE     INTER-
                                                                        EQUITY       GROWTH        NATIONAL
                                                                       VARIABLE     VARIABLE       VARIABLE
                                                                       ACCOUNT      ACCOUNT        ACCOUNT
                                                                       -------      -------        -------
INVESTMENT INCOME
  Dividends ...................................................       $  45,185     $ 281,172     $ 106,340
EXPENSES
  Mortality and expense risk fee and administrative fee .......          21,103        16,726        18,769
                                                                      ---------     ---------     ---------
Net Investment Income .........................................          24,082       264,446        87,571
                                                                      ---------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized loss from security transactions ................            (141)         (413)         (795)
  Net unrealized appreciation (depreciation) on investments ...         284,892      (207,045)     (364,486)
                                                                      ---------     ---------     ---------
Net Realized And Unrealized Gain (Loss) On Investments ........         284,751      (207,458)     (365,281)
                                                                      ---------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ...................................       $ 308,833     $  56,988     $(277,710)
                                                                      =========     =========     =========

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 1997

                                                                        MONEY            MANAGED          CAPITAL
                                                                        MARKET           BOND             INCOME
                                                                        VARIABLE         VARIABLE         VARIABLE
                                                                        ACCOUNT          ACCOUNT          ACCOUNT
                                                                        -------          -------          -------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income .......................................    $     22,276     $     97,636     $    359,152
     Net realized loss from security transactions ................                              (92)            (458)
     Net unrealized appreciation (depreciation) on investments ...                           30,973         (194,706)
                                                                      ------------     ------------     ------------
Net Increase (Decrease) In Net Assets Resulting
     From Operations .............................................          22,276          128,517          163,988
                                                                      ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL UNIT TRANSACTIONS
     Transfer of net premiums ....................................       6,098,467        5,482,090       10,402,860
     Transfers--policy charges and deductions ....................                          (16,341)            (588)
     Transfers in (from other variable accounts) .................          17,139          900,596        1,442,301
     Transfers out (to other variable accounts) ..................      (4,637,671)         (38,100)         (28,871)
     Transfers--other ............................................         (13,095)         (25,042)         (45,046)
                                                                      ------------     ------------     ------------
Net Increase In Net Assets Derived From Policy Transactions ......       1,464,840        6,303,203       11,770,656
                                                                      ------------     ------------     ------------
NET INCREASE IN NET ASSETS .......................................       1,487,116        6,431,720       11,934,644
                                                                      ------------     ------------     ------------
NET ASSETS
     Beginning of period
                                                                      ------------     ------------     ------------
     End of period ...............................................    $  1,487,116     $  6,431,720     $ 11,934,644
                                                                      ============     ============     ============

                                                                         BLUE            MID-CAP        AGGRESSIVE        INTER-
                                                                         CHIP            EQUITY           GROWTH         NATIONAL
                                                                       VARIABLE         VARIABLE         VARIABLE        VARIABLE
                                                                       ACCOUNT          ACCOUNT          ACCOUNT         ACCOUNT
                                                                       -------          -------          -------         -------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
     Net investment income .......................................    $     33,396    $     24,082     $    264,446    $     87,571
     Net realized loss from security transactions ................             (68)           (141)            (413)           (795)
     Net unrealized appreciation (depreciation) on investments ...         629,099         284,892         (207,045)       (364,486)
                                                                      ------------    ------------     ------------    ------------
Net Increase (Decrease) In Net Assets Resulting
     From Operations .............................................         662,427         308,833           56,988        (277,710)
                                                                      ------------    ------------     ------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL UNIT TRANSACTIONS
     Transfer of net premiums ....................................      11,568,658       3,734,236        3,029,927       3,594,962
     Transfers--policy charges and deductions ....................         (16,115)        (11,481)         (14,274)        (11,378)
     Transfers in (from other variable accounts) .................       1,662,246         778,377          495,238         729,833
     Transfers out (to other variable accounts) ..................         (88,249)        (28,379)         (24,485)        (22,892)
     Transfers--other ............................................         (48,386)        (20,576)         (18,940)        (19,006)
                                                                      ------------    ------------     ------------    ------------
Net Increase In Net Assets Derived From Policy Transactions ......      13,078,154       4,452,177        3,467,466       4,271,519
                                                                      ------------    ------------     ------------    ------------
NET INCREASE IN NET ASSETS .......................................      13,740,581       4,761,010        3,524,454       3,993,809
                                                                      ------------    ------------     ------------    ------------
NET ASSETS
     Beginning of period
                                                                      ------------    ------------     ------------    ------------
     End of period ...............................................    $ 13,740,581    $  4,761,010     $  3,524,454    $  3,993,809
                                                                      ============    ============     ============    ============

See Notes to Financial Statements

                               SEPARATE ACCOUNT B

                          NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

  The Separate Account B (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1997 was comprised of seven subaccounts called Variable Accounts: the Money Market Variable Account, the Managed Bond Variable Account, the Capital Income Variable Account, the Blue Chip Variable Account, the Mid-Cap Equity Variable Account, the Aggressive Growth Variable Account and the International Variable Account. The assets in each Variable Account are invested in shares of the corresponding Funds of Pacific Innovations Trust (the "Trust"), each of which pursues different investment objectives and policies. The financial statements of the Trust, including the schedules of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

  The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Trust on A-38) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

  The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contract").

  The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

  Investments in shares of the Trust are valued at the reported net asset values of the respective Funds. Valuation of securities held by the Trust is discussed in the notes to its financial statements.

  B. Security Transactions

  Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

  During 1997, the Trust has declared dividends for each Fund. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related Fund.

3. CHARGES AND EXPENSES

  Pacific Life charges the Separate Account daily for mortality and expense risks assumed and administrative costs incurred in operating the Separate Account and issuing and administering the Contracts at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

  Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Life.

                               SEPARATE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. SELECTED ACCUMULATION UNIT** INFORMATION

    Selected accumulation unit information for the period ended December 31, 1997 were as follows:

                                        Accumulation Unit Value
                                    -------------------------------
            Variable Accounts       At Beginning          At End of           Number of Units Outstanding
                                    of Period (1)          Period                  At End of Period
---------------------------------------------------------------------------------------------------------
            Money Market                $10.00             $10.30                        144,343
            Managed Bond                $10.00             $10.53                        610,512
            Capital Income              $10.00             $11.34                      1,052,328
            Blue Chip                   $10.00             $12.18                      1,127,859
            Mid-Cap Equity              $10.00             $12.63                        376,936
            Aggressive Growth           $10.00             $11.63                        303,100
            International               $10.00             $ 9.94                        401,840

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

6. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE TRUST SHARES

         The investment in the Trust shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). The cost and market value of total Separate Account's investments in the Trust as of December 31, 1997 were as follows:

                                                                           VARIABLE ACCOUNTS (1)
                                                         ---------------------------------------------------------
                                                            MONEY         MANAGED         CAPITAL          BLUE
                                                           MARKET          BOND           INCOME           CHIP
                                                           ------          ----           ------           ----
Total net proceeds from policy and M&E transactions      $ 3,926,019    $ 6,287,641     $11,728,370    $13,044,153
Add:   Reinvested distributions from the Trust
       (a) Net investment income                              30,733        123,655         182,173         61,991
       (b) Net realized gain                                                                229,861         31,105
                                                         -----------    -----------     -----------    -----------
                             Sub-Total                     3,956,752      6,411,296      12,140,404     13,137,249
Less:  Cost of investments disposed during the period      2,469,502         10,188          10,399         25,038
                                                         -----------    -----------     -----------    -----------
Total cost of investments at end of period                 1,487,250      6,401,108      12,130,005     13,112,211
Add:   Unrealized appreciation (depreciation)                                30,973        (194,706)       629,099
                                                         -----------    -----------     -----------    -----------
Total market value of investments at end of period       $ 1,487,250    $ 6,432,081     $11,935,299    $13,741,310
                                                         ===========    ===========     ===========    ===========

                                                           MID-CAP       AGGRESSIVE        INTER-
                                                           EQUITY          GROWTH         NATIONAL
                                                           ------          ------         --------
Total net proceeds from policy and M&E transactions      $ 4,438,470    $ 3,472,859     $ 4,263,930
Add:   Reinvested distributions from the Trust
       (a) Net investment income                              17,713                         34,889
       (b) Net realized gain                                  27,472        281,172          71,451
                                                         -----------    -----------     -----------
                             Sub-Total                     4,483,655      3,754,031       4,370,270
Less:  Cost of investments disposed during the period          7,265         22,346          11,768
                                                         -----------    -----------     -----------
Total cost of investments at end of period                 4,476,390      3,731,685       4,358,502
Add:   Unrealized appreciation (depreciation)                284,892       (207,045)       (364,486)
                                                         -----------    -----------     -----------
Total market value of investments at end of period       $ 4,761,282    $ 3,524,640     $ 3,994,016
                                                         -----------    -----------     -----------

(1) For the period from March 1, 1997 (commencement of operations) to December 31, 1997.